SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

December 31, 2024 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 71.1%
Angola — 1.1%
$1,040,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$975,924
296,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	261,202
		1,237,126
Argentina — 3.2%
3,108,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	1,943,332
2,457,095	Argentine Republic Government International Bond, 4.13%, 7/9/35	1,633,960
		3,577,292
Bahrain — 0.3%
400,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	332,555

Brazil — 1.4%
770,000	Brazilian Government International Bond, 6.25%, 3/18/31	750,433
890,000	Brazilian Government International Bond, 7.13%, 5/13/54	822,701
		1,573,134
Bulgaria — 0.4%
530,000	Bulgaria Government International Bond, 5.00%, 3/5/37(a)	495,919

Chile — 2.0%
400,000	Chile Government International Bond, 3.10%, 1/22/61	236,010
700,000	Chile Government International Bond, 4.00%, 1/31/52	524,026
625,000	Chile Government International Bond, 4.85%, 1/22/29	618,923
925,000	Chile Government International Bond, 5.33%, 1/5/54	855,930
		2,234,889
Colombia — 5.5%
735,000	Colombia Government International Bond, 3.25%, 4/22/32	563,226
1,320,000	Colombia Government International Bond, 3.88%, 2/15/61	685,356
210,000	Colombia Government International Bond, 4.13%, 5/15/51	120,296
1,795,000	Colombia Government International Bond, 7.75%, 11/7/36	1,753,315
1,310,000	Colombia Government International Bond, 8.00%, 11/14/35	1,318,180
1,890,000	Colombia Government International Bond, 8.38%, 11/7/54	1,833,419
		6,273,792
Costa Rica — 0.9%
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(b)	203,358
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	203,358
650,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	672,700
		1,079,416
Dominican Republic — 3.6%
967,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	961,641

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$350,000	Dominican Republic International Bond, 6.00%, 7/19/28(a)	$346,932
480,000	Dominican Republic International Bond, Series REGs, 6.60%, 6/1/36(a)	477,324
500,000	Dominican Republic International Bond, 6.88%, 1/29/26(a)	503,996
585,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	599,070
8,350,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(b)	150,432
55,000,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	990,866
		4,030,261
Ecuador — 1.1%
505,000	Ecuador Government International Bond, 5.00%, 7/31/40(a)	258,871
1,714,840	Ecuador Government International Bond, 5.50%, 7/31/35(a)	970,583
		1,229,454
Egypt — 2.1%
880,000	Egypt Government International Bond, 6.59%, 2/21/28(a)	834,061
200,000	Egypt Government International Bond, EMTN, 7.30%, 9/30/33(a)	169,277
1,014,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	693,684
1,010,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	740,132
		2,437,154
El Salvador — 2.2%
824,000	El Salvador Government International Bond, Series RegS, 0.25%, 4/17/30(a)	14,423
592,000	El Salvador Government International Bond, 7.63%, 2/1/41(a)	550,788
783,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	758,540
510,000	El Salvador Government International Bond, 9.25%, 4/17/30(a)	538,729
640,000	El Salvador Government International Bond, 9.65%, 11/21/54(b)	671,163
		2,533,643
Ghana — 1.3%
72,000	Ghana Government International Bond, 0.00%, 7/3/26(a),(d)	66,776
110,004	Ghana Government International Bond, 0.00%, 1/3/30(a),(d)	84,705
710,000	Ghana Government International Bond, 5.00%, 7/3/29(a)	612,456
1,025,000	Ghana Government International Bond, 5.00%, 7/3/35(a)	720,149
		1,484,086
Guatemala — 1.9%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	315,576
665,000	Guatemala Government Bond, 6.05%, 8/6/31(a)	650,900
680,000	Guatemala Government Bond, 6.55%, 2/6/37(a)	669,326
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	469,098
		2,104,900
Hungary — 0.6%
1,100,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	643,480

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Indonesia — 1.4%
$1,235,000	Indonesia Government International Bond, 3.35%, 3/12/71	$771,069
861,000	Perusahaan Penerbit SBSN Indonesia III, 5.65%, 11/25/54(b)	845,151
		1,616,220
Iraq — 0.3%
367,500	Iraq International Bond, 5.80%, 1/15/28(a)	357,295

Ivory Coast — 0.5%
200,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(a)	194,855
220,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(b)	214,340
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(b)	204,004
		613,199
Jordan — 0.5%
640,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	566,407

Kazakhstan — 1.0%
600,000	Development Bank of Kazakhstan JSC, 5.25%, 10/23/29(a)	595,623
102,500,000(e)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(b)	184,330
175,000,000(e)	Development Bank of Kazakhstan JSC, 13.49%, 5/23/28(b)	316,377
		1,096,330
Kenya — 0.5%
520,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(a)	512,938

Lebanon — 0.5%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(f)	4,619
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(f)	21,374
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(f)	10,971
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(a),(f)	33,494
1,680,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(a),(f)	216,101
1,951,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(f)	250,623
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(a),(f)	643
		537,825
Macedonia — 0.5%
480,000(g)	North Macedonia Government International Bond, 6.96%, 3/13/27(a)	518,647

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Montenegro — 0.3%
$370,000	Montenegro Government International Bond, 7.25%, 3/12/31(a)	$379,957

Morocco — 0.3%
340,000	Morocco Government International Bond, 5.95%, 3/8/28(a)	341,660

Nigeria — 2.6%
850,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	769,469
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	170,537
644,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	578,018
530,000	Nigeria Government International Bond, 9.63%, 6/9/31(b)	528,329
860,000	Nigeria Government International Bond, 10.38%, 12/9/34(b)	877,010
		2,923,363
Oman — 1.3%
1,465,000	Oman Government International Bond, 6.75%, 1/17/48(a)	1,485,930

Pakistan — 2.1%
830,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	781,182
610,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	507,870
145,000	Pakistan Government International Bond, 7.88%, 3/31/36(a)	112,197
1,035,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	1,018,149
		2,419,398
Panama — 1.9%
1,735,000	Panama Government International Bond, 3.87%, 7/23/60	907,820
1,720,000	Panama Government International Bond, 4.50%, 4/1/56	1,020,148
250,000	Panama Government International Bond, 6.85%, 3/28/54	213,309
		2,141,277
Paraguay — 1.9%
860,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	729,708
230,000	Paraguay Government International Bond, 5.85%, 8/21/33(b)	226,106
425,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	417,805
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	227,705
4,379,000,000(h)	Paraguay Government International Bond, 7.90%, 2/9/31(b)	567,356
		2,168,680
Peru — 0.5%
585,000	Peruvian Government International Bond, 5.88%, 8/8/54	556,424

Philippines — 2.1%
835,000	Philippine Government International Bond, 2.95%, 5/5/45	558,451

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$710,000	Philippine Government International Bond, 5.60%, 5/14/49	$695,449
520,000	Philippine Government International Bond, 5.61%, 4/13/33	527,903
550,000	ROP Sukuk Trust, 5.05%, 6/6/29(a)	548,014
		2,329,817
Poland — 3.0%
975,000(g)	Bank Gospodarstwa Krajowego, EMTN, 4.25%, 9/13/44(a)	995,966
600,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	584,443
455,000	Republic of Poland Government International Bond, 5.50%, 4/4/53	419,312
1,045,000	Republic of Poland Government International Bond, 5.50%, 3/18/54	961,184
450,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	458,891
		3,419,796
Qatar — 0.6%
540,000	Qatar Government International Bond, 4.82%, 3/14/49(a)	488,957
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	189,796
		678,753
Romania — 2.2%
190,000(g)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	149,143
622,000(g)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	419,561
440,000(g)	Romanian Government International Bond, Series REGs, 5.13%, 9/24/31(a)	445,062
215,000(g)	Romanian Government International Bond, EMTN, 5.63%, 2/22/36(a)	213,519
452,000	Romanian Government International Bond, 5.75%, 3/24/35(a)	402,917
130,000	Romanian Government International Bond, 5.88%, 1/30/29(a)	126,619
350,000	Romanian Government International Bond, 5.88%, 1/30/29(b)	340,898
130,000	Romanian Government International Bond, 6.38%, 1/30/34(a)	124,359
340,000	Romanian Government International Bond, 6.38%, 1/30/34(b)	325,245
		2,547,323
Senegal — 0.4%
450,000	Senegal Government International Bond, Series 7Y, 7.75%, 6/10/31(a)	403,444

Serbia — 1.8%
1,080,000	Serbia International Bond, 6.00%, 6/12/34(a)	1,063,923
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	406,275
600,000	Serbia International Bond, 6.50%, 9/26/33(a)	615,963
		2,086,161

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
South Africa — 4.2%
$275,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	$255,840
915,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	631,325
1,200,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	898,777
620,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	592,767
1,090,000	Republic of South Africa Government International Bond, 7.10%, 11/19/36(b)	1,061,453
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	181,422
340,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	325,988
845,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(b)	810,177
		4,757,749
Sri Lanka — 1.5%
262,083	Sri Lanka Government International Bond, 3.10%, 1/15/30(b)	216,204
514,071	Sri Lanka Government International Bond, 3.35%, 3/15/33(b)	388,700
347,116	Sri Lanka Government International Bond, 3.60%, 6/15/35(b)	251,707
240,907	Sri Lanka Government International Bond, 3.60%, 5/15/36(b)	181,996
482,016	Sri Lanka Government International Bond, 3.60%, 2/15/38(b)	364,209
327,638	Sri Lanka Government International Bond, 4.00%, 4/15/28(b)	305,242
		1,708,058
Tunisia — 1.0%
590,000(g)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26(a)	579,291
600,000	Tunisian Republic, 5.75%, 1/30/25(a)	594,764
		1,174,055
Turkey — 4.2%
650,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(a)	693,148
200,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(a)	217,019
280,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(b)	303,826
2,660,000	Turkey Government International Bond, 4.88%, 4/16/43	1,846,137
1,954,000	Turkey Government International Bond, 5.75%, 5/11/47	1,452,912
200,000	Turkiye Ihracat Kredi Bankasi AS, EMTN, 9.00%, 1/28/27(a)	210,447
		4,723,489
Ukraine — 1.9%
100,000	Ukraine Government International Bond, 0.00%, 2/1/30(a)	54,015
360,000	Ukraine Government International Bond, 0.00%, 2/1/34(a)	147,763
325,000	Ukraine Government International Bond, 0.00%, 2/1/35(a)	191,462
855,000	Ukraine Government International Bond, 0.00%, 2/1/36(a)	498,641
425,000	Ukraine Government International Bond, 1.75%, 2/1/34(a)	237,508
1	Ukraine Government International Bond, 1.75%, 2/1/35(b)	—

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$2	Ukraine Government International Bond, 1.75%, 2/1/36(b)	$1
1,277,000	Ukraine Government International Bond , 7.75%, 8/1/41(a),(i),(j)	983,415
		2,112,805
United Arab Emirates — 0.5%
799,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	514,241

Uruguay — 0.9%
1,147,599	Uruguay Government International Bond, 4.98%, 4/20/55	1,015,957

Uzbekistan — 1.9%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	353,207
675,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(a)	657,399
560,000	Republic of Uzbekistan International Bond, 7.85%, 10/12/28(b)	578,441
650,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	570,979
		2,160,026
Venezuela — 0.7%
2,675,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(f)	342,947
738,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(f)	100,114
1,720,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(f)	277,125
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(f)	19,759
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(f)	58,426
		798,371
Zambia — 0.5%
470,000	Zambia Government International Bond, 0.50%, 12/31/53(a)	268,626
383,717	Zambia Government International Bond, 5.75%, 6/30/33(a)	336,194
		604,820
Total Foreign Government Bonds		80,537,516
(Cost $79,318,063)
Corporate Bonds — 23.6%
Brazil — 0.4%
496,386	MV24 Capital BV, 6.75%, 6/1/34(a)	468,903

Chile — 1.4%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	189,660
200,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(a)	198,281
600,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(b)	594,845

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$400,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	$390,056
200,000	Empresa Nacional del Petroleo, 5.95%, 7/30/34(a)	198,943
		1,571,785
Colombia — 1.5%
225,000	Ecopetrol SA, 5.88%, 5/28/45	155,586
695,000	Ecopetrol SA, 5.88%, 11/2/51	463,758
530,000	Ecopetrol SA, 8.63%, 1/19/29	561,833
530,000	Ecopetrol SA, 8.88%, 1/13/33	538,835
		1,720,012
Jamaica — 0.2%
200,000	Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/36(a)	200,900

Mexico — 6.6%
12,580,000(k)	America Movil SAB de CV, 9.50%, 1/27/31	569,605
730,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	684,649
325,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	306,720
370,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	363,766
790,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	631,897
3,612,000	Petroleos Mexicanos, 5.63%, 1/23/46	2,259,600
641,000	Petroleos Mexicanos, 5.95%, 1/28/31	541,024
3,259,000	Petroleos Mexicanos, 6.35%, 2/12/48	2,133,368
		7,490,629
Oman — 2.1%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(a)	516,569
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	509,114
440,000	Lamar Funding Ltd., 3.96%, 5/7/25(a)	436,387
890,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	875,610
		2,337,680
Paraguay — 0.5%
416,000	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(d)	292,664
262,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	259,994
		552,658
Peru — 1.6%
1,190,000(l)	Credicorp Capital Sociedad Titulizadora SA, 10.10%, 12/15/43(a),(b)	331,110
815,000	InRetail Consumer, 3.25%, 3/22/28(a)	747,963
715,000	Niagara Energy SAC, 5.75%, 10/3/34(a)	693,410
		1,772,483
Qatar — 0.6%
400,000	Qatar Energy, 3.13%, 7/12/41(a)	295,215
620,000	QatarEnergy, 3.30%, 7/12/51(a)	424,692
		719,907

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Saudi Arabia — 2.4%
$875,000	Greensaif Pipelines Bidco Sarl, EMTN, 5.85%, 2/23/36(a)	$863,987
1,105,000	Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(a)	1,078,745
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	441,556
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	404,208
		2,788,496
South Africa — 0.2%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25(a)	199,348

Turkey — 0.5%
410,000	TC Ziraat Bankasi AS, EMTN, 8.00%, 1/16/29(a)	424,530
200,000	Ziraat Katilim Varlik Kiralama AS, 9.38%, 11/12/26(a)	212,195
		636,725
United Arab Emirates — 5.2%
930,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/2/54(a)	855,418
917,000	Adnoc Murban Rsc Ltd., 5.13%, 9/11/54(a)	827,182
400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	399,641
1,030,000	DP World Salaam, 6.00%, (a),(m),(n)	1,023,882
393,339	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	337,000
909,637	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	717,374
710,000	Masdar Abu Dhabi Future Energy Co., EMTN, 4.88%, 7/25/29(a)	701,952
610,000	Masdar Abu Dhabi Future Energy Co., EMTN, 5.25%, 7/25/34(a)	604,075
200,000	MDGH GMTN RSC Ltd., EMTN, 4.38%, 11/22/33(a)	187,408
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	203,629
		5,857,561
Uzbekistan — 0.2%
250,000	Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/28(a)	248,935

Venezuela — 0.2%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(f)	18,129
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(f)	227,672
		245,801
Total Corporate Bonds		26,811,823
(Cost $27,437,495)
Municipal Bond — 0.2%
Turkey — 0.2%
200,000	Istanbul Metropolitan Municipality, 10.75%, 4/12/27(a)	213,749

Total Municipal Bond		213,749
(Cost $196,800)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Investment Company — 2.0%
2,248,743	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (o)	$2,248,743
Total Investment Company		2,248,743
(Cost $2,248,743)
Total Investments		$109,811,831
(Cost $109,201,101) — 96.9%
Other assets in excess of liabilities — 3.1%		3,532,401
NET ASSETS — 100.0%		$113,344,232

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Principal amount denoted in Dominican peso.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Principal amount denoted in Kazakhstani tenge.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Principal amount denoted in Euros.
(h)	Principal amount denoted in Paraguayan Guarani.
(i)	Floating rate note. Rate shown is as of report date.
(j)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(k)	Principal amount denoted in Mexican peso.
(l)	Principal amount denoted in Peruvian sol.
(m)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(n)	Perpetual security with no stated maturity date.
(o)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Foreign currency exchange contracts as of December 31, 2024:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
TRY	41,854,133	USD	1,140,000	Citibank N.A.	1/15/25	$25,412
USD	246,115	CNH	1,780,691	Citibank N.A.	1/15/25	3,393
USD	516,506	CNH	3,733,045	Citibank N.A.	1/15/25	7,662
USD	387,379	CNH	2,800,636	Citibank N.A.	1/15/25	5,631
USD	1,170,000	COP	5,115,092,580	Citibank N.A.	1/15/25	11,359
USD	1,077,818	EUR	1,000,000	Citibank N.A.	1/15/25	41,352
USD	2,356,705	EUR	2,128,536	Citibank N.A.	1/15/25	150,551
USD	2,838,124	EUR	2,583,783	Citibank N.A.	1/15/25	160,121
USD	409,039	IDR	6,431,981,044	Citibank N.A.	1/15/25	11,148
USD	614,237	MXN	12,191,678	Citibank N.A.	1/15/25	31,108
USD	186,492	PEN	696,940	Citibank N.A.	1/15/25	1,102
USD	163,508	PEN	609,982	Citibank N.A.	1/15/25	1,249
USD	610,000	BRL	3,567,599	Citibank N.A.	2/4/25	36,301
						$486,389

BRL	4,152,391	USD	709,713	Citibank N.A.	2/4/25	$(41,975)
EUR	481,761	USD	500,000	Citibank N.A.	1/15/25	(671)
EUR	750,000	USD	783,146	Citibank N.A.	1/15/25	(5,797)
EUR	590,000	USD	623,179	Citibank N.A.	1/15/25	(11,664)
IDR	6,248,358,000	USD	395,421	Citibank N.A.	1/15/25	(8,888)
PHP	71,259,631	USD	1,241,786	Citibank N.A.	1/15/25	(14,704)
USD	1,220,000	PHP	71,078,420	Citibank N.A.	1/15/25	(3,962)
ZAR	2,521,039	USD	141,772	Citibank N.A.	1/15/25	(8,369)
						$(96,030)

Total						$390,359
Financial futures contracts as of December 31, 2024:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	15	March 2025	$49,618	EUR	$2,073,357	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	9	March 2025	60,892	USD	1,070,156	Morgan Stanley & Co. LLC
Total			$110,510

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Credit default swaps buy protection as of December 31, 2024:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Egypt Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/25	USD	200	$24,356	$(19,372)	$4,984
1.00%	Markit CDX EM Index Series 42	Quarterly	Morgan Stanley & Co. LLC	12/20/29	EUR	1,400	(29,960)	688	(29,272)
1.00%	Markit CDX EM Index Series 42	Quarterly	Morgan Stanley & Co. LLC	12/20/29	EUR	4,053	(85,236)	494	(84,742)
1.00%	Markit CDX EM Index Series 42	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	7,810	224,825	17,064	241,889
1.00%	Mexico Government International Bond	Quarterly	Barclays Bank plc	6/20/29	USD	2,650	21,562	8,334	29,896
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/29	USD	1,730	(28,884)	959	(27,925)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/29	USD	580	(9,690)	328	(9,362)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/29	USD	1,805	(24,324)	(4,811)	(29,135)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/29	USD	1,855	(26,682)	(3,261)	(29,943)
1.00%	Turkey Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/25	USD	1,110	3,428	(5,488)	(2,060)
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/29	USD	1,800	134,136	(11,846)	122,290
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/29	USD	580	41,304	(1,900)	39,404
Total							$244,835	$(18,811)	$226,024

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

December 31, 2024 (Unaudited)
Credit default swaps sell protection as of December 31, 2024:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Brazilian Government International Bond#	Quarterly	Barclays Bank plc	12/20/29	2.14	USD	1,498	$(75,063)	$2,144	$(72,919)
1.00%	Egypt Government International Bond*	Quarterly	Morgan Stanley & Co. International plc	6/20/29	5.58	USD	820	(150,551)	15,732	(134,819)
1.00%	Brazilian Government International Bond#	Quarterly	Morgan Stanley & Co. International plc	12/20/29	2.14	USD	1,322	(64,359)	7	(64,352)
Total								$(289,973)	$17,883	$(272,090)

#	Credit Rating of the issuer or the underlying security is BB, provided by Fitch Ratings.
*	Credit Rating of the issuer or the underlying security is B, provided by Fitch Ratings.

Abbreviations used are defined below:
BRL - Brazilian Real
CNH - Chinese Yuan Renminbi
COP - Colombian Peso
EMTN - Euro Medium Term Note
EUR - Euro
GMTN - Global Medium Term Note
ICS - Implied Credit Spread
IDR - Indonesian Rupiah
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand